UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-1241

 NAME OF REGISTRANT:                     Eaton Vance Growth Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                N/A

 DATE OF REPORTING PERIOD:               07/01/2004 - 06/30/2005

ITEM 1. PROXY VOTING RECORD

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.



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Eaton Vance Growth Trust
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ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number	      	N/A

Eaton Vance-Atlanta Capital Large-Cap Growth Fund, a series of Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)


Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		9/30


Date of reporting period: 07/1/2004 through 06/30/2005

Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the "Fund") is a feeder fund that invests exclusively in shares of Large-Cap Growth Portfolio (the "Portfolio"), a master fund registered under the Investment
Company Act of 1940.  The proxy voting record of the Portfolio filed on August 30, 2005 can be found on the
Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 1163473 and its file number is 811-10607.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio.  The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders.  The voting information for the Portfolio's proxy appears below:

Company Name:	Large-Cap Growth Portfolio
Ticker:			N/A
ISIN:			N/A
Meeting Type:		Special
Meeting Date		April 29, 2005


PROP. #	PROPOSAL
PROPOSAL TYPE           PROPOSAL VOTE
                        FOR/AGAINST MANAGEMENT
01	To consider and act upon a proposal to elect a Board of Trustees.
Mgmt
Benjamin C. Esty	For: 99.7%  Against:    0%
                        For: 99.7%  Against:    0%
James B. Hawkes	        For: 99.7%  Against:    0%
	                For: 99.7%  Against:    0%

Samuel L. Hayes, III	For: 99.7%  Against:   .002%

                        For: 99.7%  Against:   .002%

William H. Park	        For: 99.7%  Against:    0%
	                For: 99.7%  Against:    0%

Ronald A. Pearlman	For: 99.7%  Against:    0%
	                For: 99.7%  Against:    0%

Norton H. Reamer	For: 99.7%  Against:   .002%
	                For: 99.7%  Against:   .002%

Lynn A. Stout	        For: 99.7%  Against:   0%
	                For: 99.7%  Against:   0%

Ralph F. Verni	        For: 99.7%  Against:   0%
                        For: 99.7%  Against:   0%





ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance-Atlanta Capital Small-Cap Fund, a series of Eaton Vance Growth Trust (Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		9/30

Date of reporting period: 07/1/2004 through 06/30/2005


Eaton Vance-Atlanta Capital Small-Cap Fund (the "Fund") is a feeder fund that invests exclusively in shares of Small-Cap Portfolio (the "Portfolio"), a master fund registered under the Investment
Company Act of 1940.  The proxy voting record of the Portfolio filed on August 30, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 1163472 and its file number is 811-10609.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio.  The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the
Fund's shareholders.  The voting information for the Portfolio's proxy appears below:

Company Name:	Small-Cap Portfolio
Ticker:			N/A
ISIN:			N/A
Meeting Type:		Special
Meeting Date		April 29, 2005



PROP. #	PROPOSAL
PROPOSAL TYPE           PROPOSAL VOTE
                        FOR/AGAINST MANAGEMENT
01	To consider and act upon a proposal to elect a Board of Trustees.

Mgmt
Benjamin C. Esty     For:    85.4    Against:    0%
                     For:    85.4%   Against:    0%

James B. Hawkes	     For:    85.4%   Against:    0%
                     For:    85.4%   Against:    0%

Samuel L. Hayes, III For:    85.4%   Against:   .002%
                     For:    85.4%   Against:   .002%

William H. Park	     For:    85.4%   Against:   .002%
                     For:    85.4%   Against:    0%

Ronald A. Pearlman   For:    85.4%   Against:     0%
                     For:    85.4%   Against:     0%

Norton H. Reamer     For:    85.4%   Against:    .002%
                     For:    85.4%   Against:    .002%

Lynn A. Stout	     For:    85.4%   Against:     0%
                     For:    85.4%   Against:     0%

Ralph F. Verni	     For:    85.4%   Against:     0%
                     For:    85.4%   Against:     0%



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance-Atlanta Capital Intermediate Bond Fund, a series of Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		9/30

Date of reporting period: 07/1/2004 through 06/30/2005


During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Asian Small Companies Fund, a series of Eaton Vance Growth Trust (Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		8/31

Date of reporting period: 07/1/2004 through 06/30/2005


Eaton Vance Asian Small Companies Fund (the "Fund") is a feeder fund that invests exclusively in shares of Asian Small Companies Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 31, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 1006140 and its file number is 811-7529.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio.  The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders.
The voting information for the Portfolio's proxy appears below:

Company Name:	Asian Small Companies Portfolio
Ticker:			N/A
ISIN:			N/A
Meeting Type:		Special
Meeting Date		April 29, 2005



PROP. #	PROPOSAL
PROPOSAL TYPE           PROPOSAL VOTE
                        FOR/AGAINST MANAGEMENT
01	To consider and act upon a proposal to elect a Board of Trustees.

Mgmt
Benjamin C. Esty	 For:    99%  Against:    1%
                         For:    99%  Against:    1%

James B. Hawkes	         For:    99%  Against:    1%
                         For:    99%  Against:    1%

Samuel L. Hayes, III	 For:    99%  Against:    1%
                         For:    99%  Against:    1%

William H. Park	         For:    99%  Against:    1%
                         For:    99%  Against:    1%

Ronald A. Pearlman	 For:    99%  Against:    1%
                         For:    99%  Against:    1%

Norton H. Reamer	 For:    99%  Against:    1%
                         For:    99%  Against:    1%

Lynn A. Stout	         For:    99%  Against:    1%
                         For:    99%  Against:    1%

Ralph F. Verni	         For:    99%  Against:    1%
                         For:    99%  Against:    1%

Edward K.Y. Chen	 For:    99%  Against:    1%
                         For:    99%  Against:    1%

Hon. Robert Lloyd George For:    99%  Against:    1%
                         For:    99%  Against:    1%






ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Global Growth Fund, a series of Eaton Vance Growth Trust (Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		8/31
Date of reporting period: 07/1/2004 through 06/30/2005


Eaton Vance Global Growth Fund (the "Fund") is a feeder fund that invests exclusively in shares of Global Growth Portfolio (the "Portfolio"), a master fund registered under the Investment
Company Act of 1940.  The proxy voting record of the Portfolio filed on August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's
CIK number is 946464 and its file number is 811-7303.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio.  The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the
Fund's shareholders.  The voting information for the Portfolio's proxy appears below:


Company Name:	Global Growth Portfolio
Ticker:			N/A
ISIN:			N/A
Meeting Type:		Special
Meeting Date		April 29, 2005



PROP. #	PROPOSAL
PROPOSAL TYPE           PROPOSAL VOTE
                        FOR/AGAINST MANAGEMENT
01	To consider and act upon a proposal to elect a Board of Trustees.
Mgmt

Benjamin C. Esty      For: 99%   Against:    1%
                      For: 99%   Against:    1%


James B. Hawkes	      For: 99%   Against:    1%
                      For: 99%   Against:    1%


Samuel L. Hayes, III  For: 99%   Against:    1%
                      For: 99%   Against:    1%


William H. Park	      For: 99%    Against:   1%
                      For: 99%    Against:   1%


Ronald A. Pearlman    For: 99%    Against:   1%
                      For: 99%    Against:   1%

Norton H. Reamer      For: 99%    Against:   1%
                      For: 99%    Against:   1%


Lynn A. Stout	      For: 99%   Against:    1%
                      For: 99%   Against:    1%

Ralph F. Verni	      For: 99%   Against:    1%
                      For: 99%   Against:    1%

Edward K.Y. Chen

Hon. Robert Lloyd George





ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Growth Fund, a series of Eaton Vance Growth Trust

(Exact name of registrant as specified in charter)
255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)


Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		8/31

Date of reporting period: 07/1/2004 through 06/30/2005




Eaton Vance Growth Fund (the "Fund") is a feeder fund that invests exclusively in shares of Growth
Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940.
The proxy voting record of the Portfolio filed on August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 925461 and its file number is 811-8558.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio.  The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the
Fund's shareholders.  The voting information for the Portfolio's proxy appears below:

Company Name:	Growth Portfolio
Ticker:			N/A
ISIN:			N/A
Meeting Type:		Special
Meeting Date		April 29, 2005




PROP. #	PROPOSAL
PROPOSAL TYPE           PROPOSAL VOTE
                        FOR/AGAINST MANAGEMENT
01	To consider and act upon a proposal to elect a Board of Trustees.

Mgmt

Benjamin C. Esty      For:  98%  Against:    2%
                      For:  98%  Against:    2%

James B. Hawkes	      For:  98%  Against:    2%
                      For:  98%  Against:    2%

Samuel L. Hayes, III  For: 98%   Against:    2%
                      For: 98%   Against:    2%

William H. Park	      For: 98%   Against:    2%
            	      For: 98%   Against:    2%


Ronald A. Pearlman    For: 98%   Against:    2%
  	              For: 98%   Against:    2%

Norton H. Reamer      For: 98%   Against:    2%
	              For: 98%   Against:    2%

Lynn A. Stout	      For: 98%   Against:    2%
 	              For: 98%   Against:    2%


Ralph F. Verni	      For: 98%  Against:     2%
                      For: 98%  Against:     2%



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Greater China Growth Fund, a series of Eaton Vance Growth Trust (Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:	8/31

Date of reporting period:  07/1/2004 through 06/30/2005


Eaton Vance Greater China Growth Fund (the "Fund") is a feeder fund that invests exclusively in shares of Greater China Growth Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 30, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892885 and its file number is 811-7264.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio.  The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders.
The voting information for the Portfolio's proxy appears below:


Company Name:	Greater China Growth Portfolio
Ticker:			N/A
ISIN:			N/A
Meeting Type:		Special
Meeting Date		April 29, 2005



PROP. #	PROPOSAL
PROPOSAL TYPE           PROPOSAL VOTE
                        FOR/AGAINST MANAGEMENT
01	To consider and act upon a proposal to elect a Board of Trustees.

Mgmt
Benjamin C. Esty            For:  98%  Against:   2%
                            For:  98%  Against:   2%

James. B. Hawkes            For:  98%  Against:   2%
                            For:  98%  Against:   2%

Samuel L. Hayes, III        For:  98%  Against:   2%
                            For:  98%  Against:   2%


William H. Park	            For:  98%  Against:   2%
                            For:  98%  Against:   2%

Ronald A. Pearlman          For:  98%  Against:   2%
	                    For:  98%  Against:   2%


Norton H. Reamer            For:  98%  Against:   2%
                            For:  98%  Against:   2%


Lynn A. Stout	            For:  98%  Against:   2%
              	            For:  98%  Against:   2%


Ralph F. Verni	            For:  98%  Against:   2%
    	                    For:  98%  Against:   2%

Edward K.Y. Chen            For:  98%  Against:   2%
                            For:  98%  Against:   2%

Hon. Robert Lloyd George    For:  98%  Against:   2%
                            For:  98%  Against:   2%





ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Worldwide Health Sciences Fund, a series of Eaton Vance Growth Trust (Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:	8/31

Date of reporting period: 07/1/2004 through 06/30/2005



Eaton Vance Worldwide Health Sciences Fund (the "Fund") is a feeder fund that invests exclusively in shares of Worldwide Health Sciences Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 1017967 and its file number is 811-07723.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio.  The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders.
The voting information for the Portfolio's proxy appears below:

Company Name:	Worldwide Health Sciences Portfolio
Ticker:			N/A
ISIN:			N/A
Meeting Type:		Special
Meeting Date		April 29, 2005





PROP. #	PROPOSAL
PROPOSAL TYPE           PROPOSAL VOTE
                        FOR/AGAINST MANAGEMENT
01	To consider and act upon a proposal to elect a Board of Trustees.

Mgmt
Benjamin C. Esty	For: 99%  Against:    1%
                        For: 99%  Against:    1%

James B. Hawkes	        For: 99%  Against:    1%
	                For: 99%  Against:    1%

Samuel L. Hayes, III	For: 99%  Against:    1%
                        For: 99%  Against:    1%

William H. Park	        For: 99%  Against:    1%
  	                For: 99%  Against:    1%


Ronald A. Pearlman	For: 99%  Against:    1%
	                For: 99%  Against:    1%

Norton H. Reamer	For: 99%  Against:    1%
	                For: 99%  Against:    1%

Lynn A. Stout	        For: 99%  Against:    1%
	                For: 99%  Against:    1%

Ralph F. Verni	        For: 99%  Against:    1%
	                For: 99%  Against:    1%




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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Growth Trust
By (Signature)       /s/ Thomas E. Faust, Jr.
Name                 Thomas E. Faust, Jr.
Title                President
Date                 08/31/2005